Financial instruments: valuation - Valuation techniques (Details) - Level 3	Dec. 31, 2022	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Dec. 31, 2021 GBP (£)
Loans | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.13		1.06
Loans | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments			0.0046
Loans | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments			0.0055
Loans | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0056		0.0040
Loans | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0114		0.0102
Debt securities | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	2.25		2.40
Equity shares | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30	34,027	0.07	30,378
Equity shares | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.06		0.06
Equity shares | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.08		0.08
Equity shares | Fund NAV | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		0.80
Equity shares | Fund NAV | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.20		1.20
Credit derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.15)		(0.15)
Credit derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.95		0.95
Credit derivatives | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0007		0.0006
Credit derivatives | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0530		0.0635
Credit derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30		0.30
Credit derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80		1.08
Credit derivatives | Upfront points | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99		1
Credit derivatives | Recovery rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.60		0.60
Interest rate and FX derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.50)		(0.50)
Interest rate and FX derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1		1
Interest rate and FX derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30		0.17
Interest rate and FX derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.27		0.77
Interest rate and FX derivatives | Constant Prepayment Rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Constant Prepayment Rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.21		0.16
Interest rate and FX derivatives | Mean Reversal | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.92		0.92
Interest rate and FX derivatives | Inflation volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.01		0.01
Interest rate and FX derivatives | Inflation volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02		0.02
Interest rate and FX derivatives | Inflation rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.03		0.03